Consolidated Statements of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from Operating Activities
Loss for the Year	€ (112,071)	€ (62,800)	€ (223,777)
Adjustments for:
Amortization and depreciation	28,443	18,890	8,483
Expected credit loss for trade and other receivables	1,893	3,873	479
Impairments of inventories	999	1,575	311
Impairment of financial assets	0	1,411	0
Fair value change of financial instruments			(60)
Change in provisions	2,426	1,737	730
Government grants	(1,706)	(718)	(712)
Financial income	(1,472)	(2,307)	(155)
Financial expenses	15,247	6,743	32,067
Change in fair value of derivative warrant liabilities	(6,476)	(80,748)	68,954
Share listing expense			72,172
Exchange differences	(1,466)	3,618	(1,026)
Income tax credit	(703)	(4,926)	(1,807)
Share based payments expense	16,672	32,625	2,455
Share of loss of equity accounted associates		330
Negative Goodwill	(11,166)
Proceeds from government grants	6,329	479	233
Others paid			(59)
Changes in
- inventories	23,553	(73,622)	(20,556)
- trade and other financial receivables	2,703	(11,801)	(25,513)
- other assets	1,227	7,297	(10,772)
- trade and other financial payables	(30,417)	21,723	28,552
- other non-current assets and liabilities			131
- contract liabilities	1,885	329	239
Net cash used in operating activities	(64,100)	(136,292)	(69,631)
Cash flows from Investing Activities
Investment in equity-accounted investees		(714)
Loans granted to equity-accounted investees		(140)	(777)
Acquisition of intangible assets	(32,178)	(27,384)	(19,633)
Acquisition of property, plant and equipment	(12,236)	(37,795)	(10,704)
Acquisition of financial assets at amortized costs			(247)
Acquisition of financial assets at fair value through profit or loss		(12,450)	(57,344)
Other financial assets, net			(690)
Proceeds from sale of intangible assets			58
Proceeds from sale of property, plant and equipment			80
Proceeds from sale of financial assets at amortized costs			117
Proceeds from sale of financial assets at fair value through profit or loss	248	64,994	813
Proceeds from sale of financial assets at fair value through other comprehensive income			30
Acquisition of subsidiaries, net of cash acquired	(9,979)	(470)
Net cash used in investing activities	(54,145)	(13,959)	(88,297)
Cash flows from Financing Activities
Proceeds from issuing equity instruments		0
Issuance Costs			(17,397)
Purchase of share-based payments plan			(312)
Proceeds from borrowings			124
Proceeds from loans	419,471	291,204	204,677
Proceeds from convertible bonds			34,550
Repayments of loans	(337,977)	(218,902)	(176,323)
Repayments of related parties loans		(42)	(87)
Interest paid of convertible bonds		(223)	(997)
Payment of principal portion of lease liabilities	(2,809)	(2,191)	(828)
Payment of interest on lease liabilities	(1,341)	(1,267)	(631)
Payment of put option liabilities			(2,875)
Interest and bank fees paid	(18,908)	(3,199)	(3,047)
Other payments			(297)
Net cash from financing activities	140,631	111,747	246,925
Net increase in cash and cash equivalents	22,386	(38,504)	88,997
Cash and cash equivalents at beginning of year	83,308	113,865	22,338
Exchange gains/(losses)	(4,536)	7,947	2,530
Cash and cash equivalents at 31 December	101,158	83,308	113,865
ATM [Member]
Cash flows from Financing Activities
Proceeds from issuing equity instruments	6,106
PIPE Financing [Member]
Cash flows from Financing Activities
Proceeds from issuing equity instruments	74,242	41,726	95,860
Kensington Shareholders [Member]
Cash flows from Financing Activities
Proceeds from issuing equity instruments			114,015
Warrants Conversion And Other [Member]
Cash flows from Financing Activities
Proceeds from issuing equity instruments	€ 1,847	€ 4,641	€ 493